Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 8,010,357	$ 15,211,744
Prepaid expenses	97,073	87,059
TOTAL CURRENT ASSETS	8,107,430	15,298,803
Fixed Assets, net of accumulated depreciation	53,618	0
TOTAL ASSETS	8,161,048	15,298,803
CURRENT LIABILITIES
Accounts payable	778,753	119,608
Accrued expenses	310,435	37,029
Accounts payable and accrued expenses - related party	200,000	251,779
TOTAL CURRENT LIABILITIES	1,289,188	408,416
Commitments and contingencies
Convertible redeemable preferred stock, Series A, $.0001 par value, 50,000,000 shares authorized; 21,363,000 and 23,000,000 shares issued and outstanding at December 31, 2014 and 2013, respectively. Liquidation preference of $21,363,000 plus dividends accruable at 8% per annum of $2,687,835 as of December 31, 2014 and Liquidation preference of $23,000,000 plus dividends accruable at 8% per annum of $1,023,616 at December 31, 2013.	18,524,163	19,943,572
SHAREHOLDERS' DEFICIT
Common stock - 300,000,000 shares authorized, $.0001 par value; 24,034,094 issued and outstanding at December 31, 2014; 21,740,006 shares issued and outstanding at December 31, 2013	2,403	2,174
Additional paid-in capital	6,627,983	3,974,007
Accumulated deficit	(18,282,689)	(9,029,366)
TOTAL SHAREHOLDERS' DEFICIT	(11,652,303)	(5,053,185)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 8,161,048	$ 15,298,803